UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: __
  This Amendment (Check only one.)          [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lincluden Management Limited
Address:          1275 North Service Road W., Suite 607
                  Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Alanna Sinclair-Whitty
Title:            Assistant Vice President and Secretary
Phone:            (905) 825-2457

Signature, Place, and Date of Signing:

/s/ Alanna Sinclair-Whitty      Oakville, Ontario, Canada       January 29, 2008
[Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total:  $833,342

                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.             Form 13F File Number             Name

1               028-11931                        Old Mutual (US) Holdings Inc.

31-DEC-07
NAME OF                     TITLE OF                  VALUE         SHARES OR SH/  PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
ISSUER                      CLASS          CUSIP      $000'S        PRN AMT   PRN  CALL   DISCRETION  MANAGERS    SOLE   SHARED NONE
AON CORP                    COM            037389103  $ 4,834         101,365 Shs           DEFINED      1       101,365
AUTOLIV INC.                COM            052800109  $ 3,205          60,805 Shs           DEFINED      1        60,805
AXA                         SPON ADR       054536107  $ 1,026          25,845 Shs           DEFINED      1        25,845
BANK OF AMERICA CORPORATION COM            060505104  $ 6,958         168,646 Shs           DEFINED      1       168,646
BANK MONTREAL QUE           COM            063671101  $39,758         697,410 Shs           DEFINED      1       697,410
BANK NOVA SCOTIA HALIFAX    COM            064149107  $39,311         772,545 Shs           DEFINED      1       772,545
BARRICK GOLD INC.           COM            067901108  $20,382         482,049 Shs           DEFINED      1       482,049
BCE INC                     COM            05534B109  $    15             390 Shs           DEFINED      1           390
BG PLC                      ADR FIN        055434203  $    95             830 Shs           DEFINED      1           830
BP PLC                      SPON ADR       055622104  $ 2,947          40,275 Shs           DEFINED      1        40,275
BT GROUP PLC                SPON ADR       05577E101  $ 1,253          23,245 Shs           DEFINED      1        23,245
CAMECO  CORP.               COM            13321L108  $18,554         463,315 Shs           DEFINED      1       463,315
CANADIAN NATURAL
  RESOURCES LTD.            COM            136385101  $ 1,248          17,000 Shs           DEFINED      1        17,000
CANADIAN PACIFIC RAILWAY    COM            13645t100  $29,069         447,265 Shs           DEFINED      1       447,265
CANETIC RESOURCES TRUST     COM            137513107  $   214          15,800 Shs           DEFINED      1        15,800
CEMEX SAB DE CV             SPON ADR       151290889  $   738          28,550 Shs           DEFINED      1        28,550
CHEVRON                     COM            166764100  $ 5,094          54,585 Shs           DEFINED      1        54,585
COCA-COLA COMPANY           COM            191216100  $ 4,917          80,115 Shs           DEFINED      1        80,115
COMCAST CORP.               CL A           20030N101  $ 5,494         300,920 Shs           DEFINED      1       300,920
COMMERCE BANCORP INC NJ     COM            200519106  $ 3,840         100,680 Shs           DEFINED      1       100,680
DANAHER CORP DEL            COM            235851102  $ 4,405          50,210 Shs           DEFINED      1        50,210
DELL INC.                   COM            24702R101  $ 4,645         189,505 Shs           DEFINED      1       189,505
DOMTAR CORP.                COM            257559104  $    31           4,060 Shs           DEFINED      1         4,060
DOW CHEMICAL                COM            260543103  $ 3,232          82,000 Shs           DEFINED      1        82,000
DU PONT E I DE
  NEMOURS & CO              COM            263534109  $ 3,643          82,645 Shs           DEFINED      1        82,645
ELDORADO GOLD CORP NEW      COM            284902103  $10,450       1,771,250 Shs           DEFINED      1     1,771,250
ENBRIDGE INC.               COM            29250N105  $    20             500 Shs           DEFINED      1           500
FRANCE TELECOM SA           SPON ADR       35177Q105  $ 1,796          50,420 Shs           DEFINED      1        50,420
GLAXOSMITHKLINE PLC         SPON ADR       37733W105  $ 1,772          35,165 Shs           DEFINED      1        35,165
HARLEY DAVIDSON INC         COM            412822108  $ 2,375          50,850 Shs           DEFINED      1        50,850
HONEYWELL INTL INC          COM            438516106  $ 4,467          72,545 Shs           DEFINED      1        72,545
HSBC HLDGS PLC              SPON ADR NEW   404280406  $ 3,890          46,475 Shs           DEFINED      1        46,475
IAMGOLD CORP                COM            450913108  $12,898       1,575,400 Shs           DEFINED      1     1,575,400
IMPERIAL OIL LTD            COM NEW        453038408  $19,988         361,605 Shs           DEFINED      1       361,605
ING GROUP N V               SPON ADR       456837103  $ 2,938          75,510 Shs           DEFINED      1        75,510
JOHNSON & JOHNSON           COM            478160104  $ 6,601          98,965 Shs           DEFINED      1        98,965
KINROSS GOLD CORP           COM NO PAR     496902404  $14,265         770,205 Shs           DEFINED      1       770,205
LOWES COMPANIES INC.        COM            548661107  $ 3,845         169,998 Shs           DEFINED      1       169,998
MANULIFE FINL CORP          COM            56501R106  $46,172       1,124,535 Shs           DEFINED      1     1,124,535
MATSUSHITA ELEC INDL        SPONS ADR      576879209  $ 1,858          90,915 Shs           DEFINED      1        90,915
METLIFE INC.                COM            59156R108  $ 5,016          81,405 Shs           DEFINED      1        81,405
MICROSOFT CORP.             COM            594918104  $ 6,447         181,100 Shs           DEFINED      1       181,100
NTT DOCOMO INC              SPON ADR       62942M201  $ 3,167         222,400 Shs           DEFINED      1       222,400
NEWMONT MINING CORP.        COM            651639106  $ 4,826         107,900 Shs           DEFINED      1       107,900
NOKIA CORP                  SPON ADR       654902204  $ 2,520          66,445 Shs           DEFINED      1        66,445
NORTEL NETWORKS CORP NEW    COM            656568508  $23,330       1,073,818 Shs           DEFINED      1     1,073,818
NOVA CHEMICALS CORP.        COM            66977W109  $28,536         747,950 Shs           DEFINED      1       747,950
ORACLE CORP                 COM            68389X105  $ 6,564         290,680 Shs           DEFINED      1       290,680
PEN WEST ENERGY TR          TR UNIT        707885109  $19,512         755,095 Shs           DEFINED      1       755,095
PETRO-CDA                   COM            71644E102  $45,393         842,325 Shs           DEFINED      1       842,325
PFIZER INC                  COM            717081103  $ 4,490         197,550 Shs           DEFINED      1       197,550
PIONEER NATURAL
  RESOURCES CO.             COM            723787107  $ 3,710          75,955 Shs           DEFINED      1        75,955
QUEST DIAGNOSTICS INC.      COM            74834L100  $ 7,412         140,105 Shs           DEFINED      1       140,105
ROGERS COMMUNICATIONS INC   CL B           775109200  $34,549         758,790 Shs           DEFINED      1       758,790
ROYAL BANK OF CANADA        COM            780087102  $51,444       1,001,815 Shs           DEFINED      1     1,001,815
SANOFI AVENTIS              SPON ADR       80105N105  $ 1,684          36,995 Shs           DEFINED      1        36,995
SHAW COMMUNICATIONS         CL B CONV      82028K200  $35,868       1,499,210 Shs           DEFINED      1     1,499,210
SIEMENS AG                  SPON ADR       826197501  $   708           4,505 Shs           DEFINED      1         4,505
SUN LIFE FINL INC.          COM            866796105  $44,650         791,935 Shs           DEFINED      1       791,935
3M CO                       CALL           88579Y101  $ 5,932          70,350 Shs           DEFINED      1        70,350
TALISMAN ENERGY INC         COM            87425E103  $44,752       2,404,540 Shs           DEFINED      1     2,404,540
THOMSON CORP                COM            884903105  $37,962         931,005 Shs           DEFINED      1       931,005
TIMBERLAND CO               CL A           887100105  $ 4,452         246,230 Shs           DEFINED      1       246,230
TORONTO DOMINION BK ONT     COM NEW        891160509  $55,985         795,950 Shs           DEFINED      1       795,950
TOTAL S A                   SPON ADR       89151E109  $ 2,273          27,521 Shs           DEFINED      1        27,521
TRANSCANADA CORP.           COM            89353D107  $   104           2,550 Shs           DEFINED      1         2,550
VERIZON COMMUNICATIONS      COM            92343V104  $ 4,132          94,580 Shs           DEFINED      1        94,580
WACHOVIA CORP NEW           COM            929903102  $ 6,896         181,320 Shs           DEFINED      1       181,320
WELLS FARGO & CO NEW        COM            949746101  $ 2,720          90,090 Shs           DEFINED      1        90,090
WOLSELEY PLC                SPON ADR       97786P100  $    42           2,855 Shs           DEFINED      1         2,855
WPP GROUP PLC               SPON ADR 0905  929309409  $    23             360 Shs           DEFINED      1           360